Income Taxes - The components of the net deferred income tax asset (liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Deferred tax assets:
Deferred revenue	$ 1,044	$ 2,158
Depreciation and amortization	19,378	18,941
Alternative minimum tax credit carryforward	2,124	1,782
Net operating loss carryforwards	75,873	84,413
Research and development tax credit carryforward	1,078	1,055
Accrued expenses and other	8,572	8,349
Total deferred tax assets	108,069	116,698
Deferred tax liabilities:
Depreciation and amortization	(2,791)	(973)
Intangible assets	(6,595)	(8,315)
Unrealized gain on marketable securities	0	(92)
Deferred expenses and other	(577)	(571)
Total deferred tax liabilities	(9,963)	(9,951)
Valuation allowance:
Beginning balance	(108,066)	(107,490)
Decrease (increase) during the period	7,574	(576)
Total valuation allowance	(100,492)	(108,066)
Deferred income taxes	84	56	84
Deferred income tax liability	(2,470)	(1,375)	(2,896)
Deferred income tax liability	$ (2,386)	$ (1,319)